CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Share capital issuance cost	$ 178	$ 3,800